Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 GBP (£)
Disclosure Of Other Provisions [Line Items]
Beginning balance	£ 1,058		£ 649
Differences on exchange	(54)		(29)
Subsidiaries acquired	6
Provided in respect of the year	391		1,037
Utilised during the year	(416)		(599)
Ending balance	985		1,058
– current	598		670
– non-current	387		388
Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	179		349
Utilised during the year	(190)		(163)
MSA Litigation
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	212
Excise dispute in Russia
Disclosure Of Other Provisions [Line Items]
Beginning balance	252
Provided in respect of the year			252
Utilised during the year	(226)
Ending balance			252
Quebec Class Action
Disclosure Of Other Provisions [Line Items]
Beginning balance	436	$ 758
Provided in respect of the year			436
Utilised during the year			(436)
Ending balance			436
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Beginning balance	298		127
Differences on exchange	5		(11)
Provided in respect of the year	60		235
Utilised during the year	(122)		(53)
Ending balance	241		298
– current	165		203
– non-current	76		95
Restructuring of Existing Businesses | Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	60		235
Utilised during the year	(122)		(53)
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Beginning balance	28		33
Differences on exchange	(2)		(1)
Provided in respect of the year	19		9
Utilised during the year	(7)		(13)
Ending balance	38		28
– current	23		14
– non-current	15		14
Employee Related Benefits | Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	19		9
Utilised during the year	(7)		(13)
Fox River
Disclosure Of Other Provisions [Line Items]
Beginning balance	73		108
Utilised during the year	(3)		(35)
Ending balance	70		73
– current	1		6
– non-current	69		67
Fox River | Other
Disclosure Of Other Provisions [Line Items]
Utilised during the year	(3)		(35)
Other Provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance	659		381
Differences on exchange	(57)		(17)
Subsidiaries acquired	6
Provided in respect of the year	312		793
Utilised during the year	(284)		(498)
Ending balance	636		659
– current	409		447
– non-current	227		212
Other Provisions | Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	100		105
Utilised during the year	(58)		(62)
Other Provisions | MSA Litigation
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	212
Other Provisions | Excise dispute in Russia
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year			252
Utilised during the year	£ (226)
Other Provisions | Quebec Class Action
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year			436
Utilised during the year			£ (436)